Share capital and reserves (Narrative) (Details)							1 Months Ended											12 Months Ended
	Oct. 11, 2022 CAD ($) Share Year $ / shares	Nov. 08, 2021 CAD ($) $ / shares shares	Sep. 14, 2021 CAD ($) $ / shares shares	Jul. 12, 2021 CAD ($) $ / shares shares	Jul. 07, 2021 CAD ($) Share Year $ / shares	Jun. 08, 2021 CAD ($) $ / shares shares	Mar. 31, 2023 CAD ($) Share	Nov. 29, 2022 CAD ($) $ / shares shares	Jun. 23, 2022 CAD ($) Share Year $ / shares	Mar. 28, 2022 CAD ($) $ / shares shares	Jan. 25, 2022 CAD ($) Share Year $ / shares	May 25, 2021 CAD ($) Share Year $ / shares	Apr. 22, 2021 CAD ($) $ / shares shares	Feb. 24, 2021 CAD ($) shares	Jan. 27, 2021 CAD ($) $ / shares shares	Jan. 20, 2021 CAD ($) Share Year $ / shares	Jun. 15, 2018 CAD ($)	Dec. 31, 2022 CAD ($) Share $ / shares shares	Dec. 31, 2022 USD ($) Share shares	Dec. 31, 2021 CAD ($) Share shares	Feb. 17, 2022 shares
Disclosure of classes of share capital [line items]
Number of shares issued | shares																		33,474,855		28,992,429	25,800,000
Number of shares outstanding | shares																		33,474,855		28,992,429
Weighted average share price | $ / shares				$ 1.5		$ 1.5				$ 1.35
Share issue related cost																		$ 24,722		$ 29,126
Fair value of warrants at grant date				$ 16,984		$ 1,291												$ 716,196
Expected life of warrants				1 month 6 days		2 months 12 days												3 years	3 years
Consulting Fees																		$ 13,716
Settlement of debt by issuance of shares													$ 178,856
Number of shares issued for debt settlement | shares													144,239
Share issue price of shares issued in settlement of debt | $ / shares													$ 1.24
Loss on settlement of debt													$ 52,164					$ 0		$ 52,164
Interest payable				$ 1,567		$ 17,883
Principal amount of convertible debentures				$ 166,284
Amount of convertible debentures issued																	$ 322,534
Number of units in which convertible debentures converted | shares				1,080		11,922
Number of units in which principal amount of convertible debentures converted | shares				133,027
Fair value of units converted | $ / shares				$ 1.45		$ 1.48
Fair value per unit of converted units in conversion of principal amount of convertible debentures | $ / shares				$ 1.25
Number of share options exercised in share-based payment arrangement | Share																		770,500	770,500	449,500
Proceeds from exercise of options																		$ 956,000		$ 540,749
Number of shares issued in exercise of warrants | shares																				865,458
Number of warrants exercised | shares																		150,000	150,000	865,458
Settlement of loans upon excercise of warrants																			$ 202,500
Units issued for water rights | shares																		925,926	925,926
Warrants exercise price | $ / shares																		$ 1.46
Term of warrants																		3 years	3 years
Gross proceeds from exercise of warrants																				$ 1,302,543
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares																		$ 1.35
Number of shares, Granted | Share																		1,250,000	1,250,000	730,000
Expense from share-based payment transactions																		$ 954,465		$ 990,448
Number of share options expired in share-based payment arrangement | Share																		100,000	100,000	0
Incentive Stock Option [Member] | Consultant [Member]
Disclosure of classes of share capital [line items]
Number of instruments granted in share-based payment arrangement | Share	650,000				350,000				100,000		500,000	30,000				350,000
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 1.35				$ 1.35				$ 1.15		$ 1.25	$ 1.5				$ 2
Description of maximum term of options granted for share-based payment arrangement	3 years				3 years				3 years		3 years	2 years				3 years
Fair value of share options granted	$ 525,276				$ 363,106				$ 72,339		$ 356,850	$ 23,820				$ 599,397
Expected option life | Year	3				3				3		3	2				3
Expected stock price volatility	90.53%				100.97%				104.31%		93.38%	105.28%				115.92%
Expected dividend payment	$ 0				$ 0				$ 0		$ 0	$ 0				$ 0
Risk-free interest rate	4.03%				0.66%				3.14%		1.40%	0.30%				0.20%
Weighted average fair value per option	$ 0.81				$ 1.04				$ 0.72		$ 0.71	$ 0.79				$ 1.71
Weighted average share price of options granted | $ / shares	$ 1.36				$ 1.59				$ 1.12		$ 1.22	$ 1.47				$ 2.4
Volatility [Member]
Disclosure of classes of share capital [line items]
Significant unobservable input, liabilities				88.05		87.09												89.44
Risk-free interest rate [Member]
Disclosure of classes of share capital [line items]
Significant unobservable input, liabilities				0.43		0.32												3.48
Dividend yield [Member]
Disclosure of classes of share capital [line items]
Significant unobservable input, liabilities				0		0												0
Non-brokered private placement [Member]
Disclosure of classes of share capital [line items]
Number of units issued | shares		300,000	878,970					577,000		2,059,000					250,000
Units issue price per unit | $ / shares		$ 1.65	$ 1.65					$ 1.3		$ 1.25					$ 2
Gross proceeds from units issued		$ 495,000	$ 1,410,750					$ 750,100		$ 2,368,750					$ 500,000
Weighted average share price | $ / shares		$ 1.75	$ 2					$ 1.5							$ 2.5
Share issue related cost		$ 7,131	$ 14,500					$ 4,501		20,221					$ 7,495
Fair value of warrants at grant date		$ 144,229	448,604					$ 285,709		$ 938,886					$ 205,761
Expected life of warrants		2 years						3 years		3 years					2 years
Reduction in accounts payable			$ (39,550)							$ 205,000
Non-brokered private placement [Member] | Volatility [Member]
Disclosure of classes of share capital [line items]
Expected life of warrants			2 years
Significant unobservable input, liabilities		102.79	103.17					89.57		92.23					105.96
Non-brokered private placement [Member] | Risk-free interest rate [Member]
Disclosure of classes of share capital [line items]
Significant unobservable input, liabilities		0.95	0.41					3.95		2.37					0.16
Non-brokered private placement [Member] | Dividend yield [Member]
Disclosure of classes of share capital [line items]
Significant unobservable input, liabilities		0	0					0		0					0
Finders Fee Agreement [Member] | Genevieve Enterprise Corp [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during period | shares														50,000
Consulting Fees														$ 105,000
Subsequent Event [Member]
Disclosure of classes of share capital [line items]
Number of share options exercised in share-based payment arrangement | Share							238,500
Proceeds from exercise of options							$ 379,500
Number of share options expired in share-based payment arrangement | Share							500,000